Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Securities
Amortized cost	$ 105,784	$ 106,590	$ 98,456
Loans
Consumer instalment and other personal	84,184	86,103	79,080
Credit cards	9,841	9,663	8,050
Business and government	303,582	309,310	262,253
Deposits	787,376	769,478	704,949
Securitization and structured entities' liabilities	26,336	27,068	25,158
Other liabilities	44,152	44,805	37,086
Subordinated debt	8,156	8,150	$ 8,481
Fair Value [member]
Securities
Amortized cost	96,859	94,832
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	105,784	106,590
Loans
Residential mortgages	150,772	148,569
Consumer instalment and other personal	83,673	85,612
Credit cards	9,538	9,387
Business and government	295,656	302,079
Loans net of allowance for loan losses	539,639	545,647
Deposits	756,296	742,419
Securitization and structured entities' liabilities	24,716	25,816
Other liabilities	3,992	4,088
Subordinated debt	8,156	8,150
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	96,859	94,832
Loans
Residential mortgages	145,982	142,526
Consumer instalment and other personal	82,388	83,948
Credit cards	9,538	9,387
Business and government	294,345	300,173
Loans net of allowance for loan losses	532,253	536,034
Deposits	754,252	739,339
Securitization and structured entities' liabilities	24,125	24,989
Other liabilities	3,304	3,181
Subordinated debt	$ 7,979	$ 7,743